DEFERRED REVENUE (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Revenue Abstract
Deferred revenue
	At December 31	At December 31
(in thousands)	2020	2019

Deferred revenue – pre-sold toll milling:
CLJV Toll Milling - APG	$36,617	$36,321
	$36,617	$36,321
Deferred revenue-by balance sheet presentation:
Current	$3,478	$4,580
Non-current	33,139	31,741
	$36,617	$36,321

Deferred revenue liability continuity
(in thousands)	2020	2019

Balance-January 1	$36,321	$37,727
Revenue earned during the period (note 21)	(2,762)	(4,609)
Accretion	3,058	3,203
Balance-December 31	$36,617	$36,321